UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5930

Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.7% of Total Investments)
$ 555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 519,197
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,168,640
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	7,356,480
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
15,690	Total Consumer Staples			10,044,317
	Education and Civic Organizations – 10.0% (6.6% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	149,859
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	114,116
150	5.000%, 11/01/25	11/15 at 100.00	A2	151,833
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,783,969
	Institutes, Series 2001, 5.500%, 10/01/21
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,495,928
	Trust 1065, 9.236%, 3/01/33 (IF)
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	Aa3	4,910,213
	AMBAC Insured
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	3,211,880
	5.000%, 9/01/34
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17–	5/13 at 100.00	Aa1	2,199,580
	AMBAC Insured (UB)
18,525	Total Education and Civic Organizations			18,017,378
	Health Care – 11.5% (7.5% of Total Investments)
375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	343,181
	Series 2006, 5.000%, 4/01/37
6,385	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	6,024,311
	5.250%, 11/15/46 (UB)
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,381,727
	of Central California, Series 2007, 5.250%, 2/01/46
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	913,276
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	893,510
	Health System, Series 2005A, 5.250%, 7/01/30
1,175	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	1,063,422
	System, Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,708,370
	System, Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A	1,319,201
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	3,685,319
	2005A, 5.000%, 11/15/43
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,923,880
	2008A, 8.250%, 12/01/38
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	Aa2	1,421,168
	2007A, 4.500%, 5/15/37 – NPFG Insured
21,985	Total Health Care			20,677,365

	Housing/Multifamily – 3.0% (2.0% of Total Investments)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	1,504,305
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/10 at 100.00	AAA	3,917,741
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
5,415	Total Housing/Multifamily			5,422,046
	Housing/Single Family – 0.2% (0.1% of Total Investments)
370	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	384,267
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 0.7% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,183,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 2.1% (1.3% of Total Investments)
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	3,700,980
	Project, Series 2007, 5.250%, 12/01/27
	Tax Obligation/General – 18.7% (12.2% of Total Investments)
500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A	503,460
2,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A	2,034,720
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	A	3,719,832
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,523,563
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured (UB)
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	3,002,464
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AA	1,705,536
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	2,764,572
	2001A, 5.750%, 8/01/30 – NPFG Insured
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 –	No Opt. Call	A	6,170,940
	NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA–	16,274
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA–	21,215
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	334,835
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,501,200
	Series 2003E, 5.250%, 7/01/22 – FSA Insured
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/10 at 100.00	Aa2	3,102,270
	Obligation Bonds, Series 2000B, 5.600%, 9/01/24 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,691,436
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,528,373
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
34,990	Total Tax Obligation/General			33,620,690
	Tax Obligation/Limited – 35.5% (23.1% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	A–	5,032,842
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A–	1,602,626
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	3,083,294
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A–	979,710
	2009G-1, 5.750%, 10/01/30
1,295	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1	1,412,120
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	387,392
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured

1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	1,034,816
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,765,240
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	3/10 at 102.00	AAA	2,571,050
	5.000%, 9/01/20 – FSA Insured
4,980	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	4,120,303
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	937,302
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa1	1,512,053
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	161,875
425	5.125%, 9/01/36	9/16 at 100.00	N/R	349,444
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	626,596
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	9,515,400
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	3,911,200
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,442,458
	Participation, Series 2005, 5.000%, 3/01/22 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37–	8/17 at 100.00	A	3,004,855
	NPFG Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	A	989,200
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	305,186
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,247,115
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
1,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A	858,530
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	428,932
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	1,055,360
	5.400%, 11/01/20 – NPFG Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	4,360,750
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R	679,283
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	6/13 at 100.00	A	2,730,817
1,500	5.000%, 6/01/21 – NPFG Insured	6/13 at 100.00	A	1,513,755
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – FSA Insured	9/12 at 102.00	AAA	2,065,800
4,015	5.000%, 9/01/24 – FSA Insured	9/12 at 102.00	AAA	4,130,913
67,290	Total Tax Obligation/Limited			63,816,217
	Transportation – 27.5% (18.0% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,459,472
	2006, 5.000%, 4/01/31 (UB)
1,935	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,129,274
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,300,060
	Bonds, Series 1999, 5.875%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA	2,804,801
11,885	5.750%, 5/15/15 (Alternative Minimum Tax)	5/10 at 101.00	AA	12,141,597

8,485	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	8,491,449
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	14,169,820
	Airport, Second Series 2000, Issue 25, 5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	2,015,720
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured
48,975	Total Transportation			49,512,193
	U.S. Guaranteed – 13.2% (8.6% of Total Investments) (4)
175	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	178,406
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	6,396,517
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – FSA Insured (ETM)
900	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1 (4)	1,047,996
	(Pre-refunded 7/01/14)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	5,474,720
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,540,210
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	2,575,075
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
65	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded	5/10 at 100.00	A1 (4)	66,279
	5/01/10) – FGIC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,450,520
	7/01/36 (Pre-refunded 7/01/12)
20,000	Total U.S. Guaranteed			23,729,723
	Utilities – 11.4% (7.5% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/09 at 100.00	N/R	3,805,166
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,936,914
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	777,149
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	513,825
	2005A-1, 5.000%, 7/01/31 – FSA Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	631,574
	9/01/31 – SYNCORA GTY Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	11,329,786
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,031,190
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	519,755
	2002Q, 5.250%, 8/15/22 – FSA Insured
20,240	Total Utilities			20,545,359
	Water and Sewer – 13.7% (9.0% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,035,710
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31–	10/16 at 100.00	AAA	2,456,475
	FSA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	5,135,382
	5.250%, 7/01/20 – NPFG Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/10 at 100.00	BBB	2,500,575
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,303,701
	2000A, 5.250%, 12/01/12
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	4,645,247
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	A	1,710,608
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured

945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	895,286
	Project, Series 2003, 5.625%, 7/01/43
23,985	Total Water and Sewer			24,682,984
$ 283,215	Total Investments (cost $276,451,596) – 153.1%			275,337,182
	Floating Rate Obligations – (3.9)%			(7,105,000)
	Other Assets Less Liabilities – (1.5)%			2,821,157
	Preferred Shares, at Liquidation Value – (50.7)% (6)			(91,175,000)
	Net Assets Applicable to Common Shares – 100%			$ 179,878,339

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$275,337,182	$ —	$275,337,182

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $269,185,161.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,658,851
Depreciation	(10,614,172)
Net unrealized appreciation (depreciation) of investments	$ (955,321)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December
1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010